UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 664-8900


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams         Bethesda, Maryland           November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total:  $951,589
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.  Form 13F File Number      Name

1.   028-11159                 Abrams Bison Partners, L.P.

                                                   FORM 13F INFORMATION TABLE
                                                        September 30, 2012

COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4          COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                      VALUE       SHS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (x$1000)    PRN AMT   PRN CALL  DISCRETION  MGRS      SOLE     SHARED NONE
--------------               ---------       ------     ---------   --------  --------- ----------- -----     -----    ------------

AON PLC                       SHS CL A        G0408V102     79,481   1,520,000 SH         SOLE        NONE     1,520,000
BANK OF NEW YORK MELLON CORP  COM             064058100     96,361   4,260,000 SH         SOLE        NONE     4,260,000
DELL INC                      COM             24702R101    108,898  11,050,000 SH         SOLE        NONE    11,050,000
FOSTER WHEELER AG             COM             H27178104    116,206   4,850,000 SH         SOLE        NONE     4,850,000
GENERAL DYNAMICS CORP         COM             369550108    187,120   2,830,000 SH         SOLE        NONE     2,830,000
GENERAL DYNAMICS CORP         COM             369550108     59,508     900,000      CALL  SOLE        NONE       900,000
HEIDRICK & STRUGGLES INTL IN  COM             422819102      4,801     376,829 SH         SOLE        NONE       376,829
NEWS CORP                     CL A            65248E104     24,505   1,000,000 SH         SOLE        NONE     1,000,000
PFIZER INC                    COM             717081103     22,365     900,000 SH         SOLE        NONE       900,000
PIONEER NAT RES CO            COM             723787107     37,584     360,000 SH         SOLE        NONE       360,000
RENAISSANCERE HOLDINGS LTD    COM             G7496G103     53,979     700,657 SH         SOLE        NONE       700,657
SIGNET JEWELERS LIMITED       SHS             G81276100    121,489   2,491,562 SH         SOLE        NONE     2,491,562
SMITH A O                     COM             831865209     39,292     682,868 SH         SOLE        NONE       682,868